Convertible Debt Disclosure (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 30, 2020
Accrued interest on note	$ 21,835		$ 207,284
Convertible Note entered	196,500	$ 157,140
Convertible debt, net	232,870		532,616
Fife, Typenex and Iliad Convertible Debt
Convertible note	0		7,123
Fife, Typenex and Iliad- additional 2014
Amount of debt reduced	$ 20,768
Shares of common stock issued for debt conversion	2,610,000
Illiad Settlement Agreement Note
Note payable in settlement of convertible debt	$ 150,000		329,175
Accrued interest on note	0		141,487
Vis Vires Group Debt (now111 Recovery Corp)
Convertible note	0		38,000
Amount of debt reduced	$ 38,000
Shares of common stock issued for debt conversion	1,696,054
Accrued interest on note	$ 0		20,411
Vis Vires Group Debt 2 (now111 Recovery Corp)
Convertible note	0		33,000
Amount of debt reduced	$ 37,700
Shares of common stock issued for debt conversion	9,015,614
Accrued interest on note	$ 13,000		31,953
Sims Investment Holdings Note Payable
Convertible note	0		125,000
Accrued interest on note	0		9,514
Actus Funds
Convertible note	91,399		125,000
Amount of debt reduced	$ 56,185
Shares of common stock issued for debt conversion	22,484,495
Accrued interest on note	$ 0		1,910
Crown Bridge Partners Promissory Note
Convertible note	18,705		25,000
Amount of debt reduced	$ 8,295
Shares of common stock issued for debt conversion	5,000,000
Accrued interest on note	$ 2,742		438
Fidelis Capital Promissory Note
Convertible note	0		30,000
Amount of debt reduced	$ 20,495
Shares of common stock issued for debt conversion	2,720,089
Accrued interest on note	$ 0		467
RB Capital Partners Convertible Note 1
Amount of debt reduced	$ 3,800
Shares of common stock issued for debt conversion	3,800,000
RB Capital Partners Convertible Note 2
Convertible Note entered	$ 25,000
RB Capital Partners Convertible Note 3
Convertible Note entered	25,000
RB Capital Partners Note Consolidation
Convertible note	$ 18,000		25,000
Shares of common stock issued for debt conversion	6,000,000
Power Up Lending Group Convertible Note
Convertible note	$ 55,000
Accrued interest on note	2,061
Convertible Note entered	55,000
Power Up Lending Group Convertible Note 2
Convertible note	44,000
Accrued interest on note	636
Convertible Note entered	44,000
Power Up Lending Group Convertible Note 3
Convertible note	35,000
Accrued interest on note	399
Convertible Note entered	35,000
Gulf Coast Convertible Note
Convertible note	0
Accrued interest on note	0
Convertible Note entered	12,500
For convertible debt
Accrued interest on note	19,579		206,234
Debt discount	$ 29,234		$ 63,261